                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07169

Morgan Stanley International SmallCap Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York              10020
     (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: May 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL SMALLCAP FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

FOR THE YEAR ENDED MAY 31, 2005

TOTAL RETURN FOR THE TWELVE MONTHS ENDED MAY 31, 2005

                                                  MORGAN
                                                 STANLEY          LIPPER
                                                 CAPITAL   INTERNATIONAL          LIPPER
                                           INTERNATIONAL      SMALL/MID-   INTERNATIONAL
                                                  (MSCI)        CAP CORE       SMALL CAP
                                                    EAFE           FUNDS           FUNDS
CLASS A    CLASS B    CLASS C    CLASS D        INDEX(1)      AVERAGE(2)      AVERAGE(3)
  17.47%     16.55%     16.62%     17.75%          14.62%          18.31%          19.32%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

International equity markets performed well overall for the 12 months ended May 31, 2005, despite a slowdown in the global economy into 2005. Much of the returns in the global equity markets were driven by performance in the fourth quarter of 2004, partly due to the U.S. dollar's decline. Although this trend reversed in March and April, for the full period, the MSCI EAFE Index rose 14.62 percent in U.S. dollars and 13.21 percent in local currencies. For the 12 months, small cap stocks generally outperformed their larger peers.

The Japanese market was the major laggard for the period. China's slowing economic growth and a drop off in domestic consumer spending contributed to economic weakness in Japan. In Europe, smaller countries generally performed the best. The Nordic region gained, helped by increasing oil prices and exposure to commodity oriented industries. The larger European countries posted comparably weaker performance during the 12 months as a strong Euro (which can hinder exports) and high oil prices contributed to a lack of momentum. The domestic economy suffered from weakening consumer spending and industrial production. As did the Norwegian market, the Australian market posted strong performance overall, driven by its commodity related stocks.

PERFORMANCE ANALYSIS

Morgan Stanley International SmallCap Fund outperformed the MSCI EAFE Index and underperformed the Lipper International Small/Mid-Cap Core Funds Average and the Lipper International Small Cap Funds Average for the 12 months ended May 31, 2005, assuming no deduction of applicable sales charges. The Fund's exposure to industrial stocks contributed to this outperformance throughout the period, and especially during the fourth quarter of 2004. Propelled by factors such as increased profits, restructuring success and better defined business strategies, strong performers hailed from a variety of segments of the industrial sector.

Additionally, a number of consumer discretionary stocks contributed gains. In particular, the Fund was helped by media companies that benefited from improving advertising revenue as the economy grew in 2004. Stock selection in the information technology sector also enhanced returns. Here, the Fund was well served by its exposure to stocks with more defensive characteristics. Minimal exposure to software and semiconductors stocks, which generally underperformed for the period, also helped relative performance.

Although these positions supported the Fund's outperformance, relative to the MSCI EAFE Index, for the 12 months, others were less positive. The Fund's performance relative to the MSCI EAFE Index was hurt by a lack of exposure to larger financial companies which fell outside of the small cap universe within which the Fund invests.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Schibsted ASA                                2.7%
SIG Holding AG (Registered)                  2.1
Sumitomo Osaka Cement Co., Ltd.              2.1
Carlsberg A/S (Series B)                     2.0
Ariake Japan Co., Ltd.                       1.9
Sanyo Electric Credit Co., Ltd.              1.8
Luminar PLC                                  1.8
Omega Pharma S.A.                            1.8
Schindler Holding AG                         1.8
Techem AG                                    1.8

TOP FIVE COUNTRIES

Japan                                       27.4%
United Kingdom                              15.2
Switzerland                                  8.5
Germany                                      6.0
Italy                                        4.4

DATA AS OF MAY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF "SMALL CAPITALIZATION" COMPANIES LOCATED OUTSIDE THE UNITED STATES. A COMPANY IS CONSIDERED TO BE A "SMALL CAPITALIZATION" COMPANY IF IT HAS A MARKET CAPITALIZATION OF GENERALLY LESS THAN $3 BILLION AT THE TIME OF PURCHASE. THE FUND INVESTS IN COMPANIES LOCATED IN AT LEAST THREE COUNTRIES OUTSIDE THE UNITED STATES, AND CURRENTLY MAY INVEST MORE THAN 25 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES LOCATED IN EACH OF THE UNITED KINGDOM AND JAPAN. A COMPANY IS CONSIDERED TO BE LOCATED IN A PARTICULAR COUNTRY IF IT (a) IS ORGANIZED UNDER THE LAWS OF THE COUNTRY, (b) HAS SECURITIES WHICH ARE PRINCIPALLY TRADED ON A STOCK EXCHANGE IN THE COUNTRY, (c) DERIVES AT LEAST 50 PERCENT OF ITS REVENUES FROM GOODS PRODUCED OR SOLD, INVESTMENTS MADE, OR SERVICES PERFORMED IN THE COUNTRY, OR (d) MAINTAINS AT LEAST 50 PERCENT OF ITS ASSETS IN THE COUNTRY.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON

FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                                                LIPPER INTL         LIPPER INTL
                CLASS B++    MSCI EAFE(1)   SMALL/MID-CAP CORE(2)   SMALL-CAP(3)
              -------------  ------------   ---------------------   ------------
31-May-95     $     10,000   $     10,000            $     10,000   $     10,000
31-May-96     $     12,037   $     11,067            $     11,710   $     11,898
31-May-97     $     10,892   $     11,901            $     12,874   $     13,310
31-May-98     $     10,746   $     13,224            $     14,297   $     15,769
31-May-99     $     10,746   $     13,801            $     14,673   $     15,953
31-May-2000   $     13,676   $     16,167            $     18,424   $     23,671
31-May-2001   $     11,934   $     13,381            $     17,584   $     19,704
31-May-2002   $     12,350   $     12,097            $     18,219   $     19,048
31-May-2003   $     11,066   $     10,608            $     17,137   $     17,574
31-May-2004   $     16,177   $     14,074            $     24,014   $     25,313
31-May-2005   $     18,855   $     16,131            $     28,411   $     30,203

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2005

                  CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                 (SINCE 07/28/97)      (SINCE 07/29/94)      (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                      ISMAX                 ISMBX                 ISMCX                 ISMDX
1 YEAR                      17.47%(4)             16.55%(4)             16.62%(4)             17.75%(4)
                            11.30(5)              11.55(5)              15.62(5)                 --
5 YEARS                      7.55(4)               6.63(4)               6.69(4)               7.70(4)
                             6.40(5)               6.32(5)               6.69(5)                 --
10 YEARS                       --                  6.55(4)                 --                    --
                               --                  6.55(5)                 --                    --
SINCE INCEPTION              8.07(4)               4.49(4)               7.25(4)               8.19(4)
                             7.32(5)               4.49(5)               7.25(5)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. LIPPER INTRODUCED NEW CLASSIFICATIONS IN JUNE 2004 THAT CATEGORIZE INTERNATIONAL AND GLOBAL FUNDS BASED ON THE SIZE AND STYLE OF THE ACTUAL STOCKS IN THEIR PORTFOLIO, RATHER THAN ON STATED OBJECTIVES. THE FUND IS IN THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS CLASSIFICATION AS OF MAY 31, 2005.

(3) THE LIPPER INTERNATIONAL SMALL-CAP FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL-CAP FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/04 - 05/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                         EXPENSES PAID
                                                                     BEGINNING          ENDING          DURING PERIOD *
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      ---------------
                                                                   -------------     -------------        12/01/04 -
                                                                     12/01/04          05/31/05            05/31/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (4.10% return)                                               $   1,000.00       $   1,041.00        $     8.90
Hypothetical (5% annual return before expenses)                     $   1,000.00       $   1,016.21        $     8.80

CLASS B
Actual (3.72% return)                                               $   1,000.00       $   1,037.20        $    12.80
Hypothetical (5% annual return before expenses)                     $   1,000.00       $   1,012.37        $    12.64

CLASS C
Actual (3.77% return)                                               $   1,000.00       $   1,037.70        $    11.74
Hypothetical (5% annual return before expenses)                     $   1,000.00       $   1,013.41        $    11.60

CLASS D
Actual (4.24% return)                                               $   1,000.00       $   1,042.40        $     7.74
Hypothetical (5% annual return before expenses)                     $   1,000.00       $   1,017.35        $     7.64

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.75%, 2.52%, 2.31% AND 1.52% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of Trustees of the Fund (the "Board") reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (For purposes of this Investment Advisory Agreement Approval section, the Investment Adviser, the Sub-Advisor and the Administrator together are referred to, collectively, as the "Adviser" and the Investment Advisory, the Sub-Advisory and Administration Agreements together are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the five-year period, but better than average for the one- and three-year periods. The Board concluded that the Fund's overall performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate for the Fund and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was slightly higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund, and (ii) the Fund's total expense ratio was slightly lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expenses were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Adviser informed the Board that the Fund was closed to new investors and thus had limited ability to increase assets under management. The Board concluded that, under the circumstances, economies of scale for this Fund was not a factor that needed to be considered.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

PORTFOLIO OF INVESTMENTS - MAY 31, 2005

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS (a) (98.1%)

             AUSTRALIA (4.3%)
             APPAREL/FOOTWEAR
   551,386   Pacific Brands Ltd.                                  $      937,036
                                                                  --------------
             APPAREL/FOOTWEAR RETAIL
   294,901   Just Group Ltd.                                             413,422
                                                                  --------------
             HOSPITAL/NURSING MANAGEMENT
   158,444   Ramsay Health Care Ltd.                                     957,551
                                                                  --------------
             PACKAGED SOFTWARE
 1,338,278   INFOMEDIA Ltd.                                              539,830
   896,916   MYOB Ltd.                                                   739,476
                                                                  --------------
                                                                       1,279,306
                                                                  --------------
             PUBLISHING: NEWSPAPERS
   383,392   John Fairfax Holdings Ltd.                                1,207,076
                                                                  --------------
             TOTAL AUSTRALIA                                           4,794,391
                                                                  --------------
             AUSTRIA (1.7%)
             INDUSTRIAL MACHINERY
    21,207   Andritz AG                                                1,847,897
                                                                  --------------
             BELGIUM (1.8%)
             FOOD: SPECIALTY/CANDY
    39,436   Omega Pharma S.A.                                         2,004,592
                                                                  --------------
             CAYMAN ISLANDS (0.7%)
             SEMICONDUCTORS
 2,110,000   Solomon Systech
              International Ltd.                                         786,116
                                                                  --------------
             DENMARK (3.8%)
             BEVERAGES: ALCOHOLIC
    46,804   Carlsberg A/S (Series B)                                  2,290,621
                                                                  --------------
             FOOD: SPECIALTY/CANDY
    19,681   Danisco A/S                                               1,353,814
                                                                  --------------
             OTHER TRANSPORTATION
     2,883   Kobenhavns Lufthavne A/S                                    638,578
                                                                  --------------
             TOTAL DENMARK                                             4,283,013
                                                                  --------------
             FINLAND (2.3%)
             BUILDING PRODUCTS
    31,358   Uponor Oyj                                           $      581,417
                                                                  --------------
             FINANCE/RENTAL/LEASING
    21,958   Ramirent Oyj                                                360,581
                                                                  --------------
             MULTI-LINE INSURANCE
    50,484   Pohjola Group PLC (D Shares)                                642,540
                                                                  --------------
             TRUCKS/CONSTRUCTION/
             FARM MACHINERY
    23,783   KCI Konecranes Oyj                                          970,321
                                                                  --------------
             TOTAL FINLAND                                             2,554,859
                                                                  --------------
             FRANCE (4.2%)
             AEROSPACE & DEFENSE
    21,076   Zodiac S.A.                                               1,023,411
                                                                  --------------
             BROADCASTING
    52,901   NRJ Group                                                 1,090,787
                                                                  --------------
             FINANCIAL PUBLISHING/SERVICES
    15,151   GL Trade S.A.                                               624,304
                                                                  --------------
             OFFICE EQUIPMENT/SUPPLIES
    14,525   Neopost S.A.                                              1,297,093
                                                                  --------------
             OTHER CONSUMER SPECIALTIES
    19,953   L'Europeenne d'Extincteurs*                                       0
                                                                  --------------
             OTHER TRANSPORTATION
    12,743   Autoroutes du
              Sud de la France                                           657,180
                                                                  --------------
             TOTAL FRANCE                                              4,692,775
                                                                  --------------
             GERMANY (4.4%)
             CHEMICALS: AGRICULTURAL
    25,218   K+S AG                                                    1,341,684
                                                                  --------------
             INDUSTRIAL MACHINERY
     4,137   Rational AG                                                 458,304
                                                                  --------------
             INTERNET SOFTWARE/SERVICES
     2,901   SCS Standard
              Computersysteme*                                                 0
                                                                  --------------
             MEDICAL DISTRIBUTORS
     7,968   Celesio AG                                                  655,291
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
    14,281   GfK AG                                               $      525,592
    48,716   Techem AG*                                                1,990,796
                                                                  --------------
                                                                       2,516,388
                                                                  --------------
             TOTAL GERMANY                                             4,971,667
                                                                  --------------
             HONG KONG (0.6%)
             SPECIALTY TELECOMMUNICATIONS
   352,560   Asia Satellite
              Telecommunications
              Holdings Ltd.                                              621,565
                                                                  --------------
             IRELAND (4.4%)
             BEVERAGES: ALCOHOLIC
   277,699   C&C Group PLC                                             1,110,511
                                                                  --------------
             ENGINEERING & CONSTRUCTION
    51,044   Kingspan Group PLC                                          593,739
                                                                  --------------
             FOOD: SPECIALTY/CANDY
    80,313   Kerry Group PLC (A Shares)                                1,976,981
                                                                  --------------
             PUBLISHING: NEWSPAPERS
   390,048   Independent News &
              Media PLC                                                1,199,935
                                                                  --------------
             TOTAL IRELAND                                             4,881,166
                                                                  --------------
             ITALY (4.4%)
             AUTO PARTS: O.E.M.
    82,209   Sogefi SpA                                                  398,705
                                                                  --------------
             BEVERAGES: ALCOHOLIC
   209,740   Davide Campari-Milano SpA                                 1,497,350
                                                                  --------------
             CONSTRUCTION MATERIALS
    99,925   Buzzi Unicem SpA                                          1,439,749
                                                                  --------------
             ELECTRONIC COMPONENTS
    41,195   Saes Getters SpA                                            772,825
                                                                  --------------
             REGIONAL BANKS
   343,610   Cassa di Risparmio di
              Firenze SpA                                                856,480
                                                                  --------------
             TOTAL ITALY                                               4,965,109
                                                                  --------------
             JAPAN (27.4%)
             ADVERTISING/MARKETING SERVICES
    20,700   Asatsu - DK Inc.                                     $      594,316
                                                                  --------------
             BEVERAGES: NON-ALCOHOLIC
    30,200   ITO EN, Ltd.                                              1,437,664
                                                                  --------------
             COMMERCIAL PRINTING/FORMS
    63,000   Asia Securities Printing
              Co., Ltd.                                                  729,127
    73,900   Toppan Forms Co., Ltd.                                      810,885
                                                                  --------------
                                                                       1,540,012
                                                                  --------------
             CONSTRUCTION MATERIALS
   964,000   Sumitomo Osaka
              Cement Co., Ltd.                                         2,314,085
                                                                  --------------
             ELECTRICAL PRODUCTS
    19,700   PATLITE Corp.                                               425,651
                                                                  --------------
             ELECTRONIC COMPONENTS
    63,800   Yamaichi Electronics
              Co., Ltd.                                                  778,928
                                                                  --------------
             ELECTRONIC PRODUCTION
             EQUIPMENT
    76,900   Shinkawa Ltd.                                             1,400,205
                                                                  --------------
             ELECTRONICS/APPLIANCES
    16,550   Nihon Trim Co., Ltd.                                      1,004,486
                                                                  --------------
             FINANCE/RENTAL/LEASING
     2,825   Aiful Corp.                                                 207,173
   312,000   APLUS Co., Ltd.*                                          1,558,446
   100,800   Sanyo Electric Credit Co., Ltd.                           2,056,353
                                                                  --------------
                                                                       3,821,972
                                                                  --------------
             FOOD: SPECIALTY/CANDY
    90,800   Ariake Japan Co., Ltd.                                    2,140,040
                                                                  --------------
             HOME FURNISHINGS
    34,300   Tenma Corp.                                                 650,097
                                                                  --------------
             INDUSTRIAL MACHINERY
    21,200   Union Tool Co.                                              617,168
                                                                  --------------
             INDUSTRIAL SPECIALTIES
    41,000   Fujimi Inc.                                                 651,101
    36,000   Nitta Corp.                                                 510,666

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
    24,400   Taisei Lamick Co., Ltd.                              $      608,769
                                                                  --------------
                                                                       1,770,536
                                                                  --------------
             INVESTMENT BANKS/BROKERS
    43,000   H.S. Securities Co., Ltd.                                   570,307
                                                                  --------------
             MEDICAL SPECIALTIES
     1,200   MANI, Inc.                                                   57,130
    18,400   Nakanishi, Inc.                                           1,664,301
                                                                  --------------
                                                                       1,721,431
                                                                  --------------
             MISCELLANEOUS MANUFACTURING
    24,500   FUTABA Corp.                                                663,206
   140,000   Takuma Co., Ltd.                                            970,494
                                                                  --------------
                                                                       1,633,700
                                                                  --------------
             MOVIES/ENTERTAINMENT
    94,000   Yomiuri Land Co., Ltd.                                      533,787
                                                                  --------------
             PACKAGED SOFTWARE
       166   Zentek Technology
              Japan, Inc.*                                               440,376
                                                                  --------------
             PROPERTY - CASUALTY INSURERS
   294,400   Nisshin Fire and Marine
              Insurance Co., Ltd.                                      1,094,188
                                                                  --------------
             RAILROADS
   123,000   Keisei Electric Railway
              Co., Ltd.                                                  591,626
                                                                  --------------
             REAL ESTATE DEVELOPMENT
   136,000   Daibiru Corp.                                             1,000,030
   243,000   TOC Co., Ltd.                                               930,781
   255,150   TOC Co., Ltd.
              (Bonus Shares) (WI)*                                       940,299
                                                                  --------------
                                                                       2,871,110
                                                                  --------------
             RECREATIONAL PRODUCTS
    39,400   Tomy Co., Ltd.                                              614,297
                                                                  --------------
             REGIONAL BANKS
    20,000   Tokyo Tomin Bank,
              Ltd. (The)                                                 506,283
                                                                  --------------
             RESTAURANTS
    36,600   Hurxley Corp.                                               670,590
    12,000   Nippon Restaurant
              Systems, Inc.                                       $      355,384
    12,000   Nippon Restaurant Systems,
              Inc. (Bonus Shares) (WI)*                                  342,731
                                                                  --------------
                                                                       1,368,705
                                                                  --------------
             SPECIALTY STORES
    16,800   Megane Top Co., Ltd.                                        149,699
                                                                  --------------
             TOTAL JAPAN                                              30,590,669
                                                                  --------------
             NETHERLANDS (2.1%)
             AGRICULTURAL COMMODITIES/
             MILLING
    45,779   Nutreco Holding NV                                        1,473,452
                                                                  --------------
             FOOD RETAIL
    87,475   Laurus NV*                                                  296,939
                                                                  --------------
             INVESTMENT BANKS/BROKERS
     9,664   Van Lanschot NV                                             590,584
                                                                  --------------
             TOTAL NETHERLANDS                                         2,360,975
                                                                  --------------
             NEW ZEALAND (3.8%)
             CASINO/GAMING
   281,114   Sky City Entertainment
              Group Ltd.                                                 849,394
                                                                  --------------
             DISCOUNT STORES
   446,836   The Warehouse Group Ltd.                                  1,024,380
                                                                  --------------
             ELECTRONICS/APPLIANCES
   291,612   Fisher & Paykel
              Appliances Holdings Ltd.                                   635,000
                                                                  --------------
             MEDICAL SPECIALTIES
   822,083   Fisher & Paykel Healthcare
              Corp. Ltd.                                               1,727,717
                                                                  --------------
             TOTAL NEW ZEALAND                                         4,236,491
                                                                  --------------
             NORWAY (4.3%)
             ELECTRONIC COMPONENTS
    54,590   Visma ASA                                                   632,171
                                                                  --------------
             ENGINEERING & CONSTRUCTION
    21,818   Veidekke ASA                                                432,896
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             FINANCIAL CONGLOMERATES
    80,505   DnB NOR ASA                                          $      779,428
                                                                  --------------
             PUBLISHING: NEWSPAPERS
   113,089   Schibsted ASA                                             2,988,766
                                                                  --------------
             TOTAL NORWAY                                              4,833,261
                                                                  --------------
             SPAIN (1.1%)
             PULP & PAPER
    30,927   Miquel y Costas &
              Miquel, S.A.                                             1,218,009
                                                                  --------------
             SWEDEN (3.1%)
             AEROSPACE & DEFENSE
    76,555   Saab AB (B Shares)                                        1,203,294
                                                                  --------------
             METAL FABRICATIONS
    49,281   Gunnebo AB                                                  634,046
                                                                  --------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
    72,181   Intrum Justitia AB*                                         494,781
                                                                  --------------
             TOBACCO
    99,814   Swedish Match AB                                          1,142,684
                                                                  --------------
             TOTAL SWEDEN                                              3,474,805
                                                                  --------------
             SWITZERLAND (8.5%)
             BUILDING PRODUCTS
     5,544   Schindler Holding AG                                      1,990,934
       597   Zehnder Group AG
              (B Shares)                                                 723,118
                                                                  --------------
                                                                       2,714,052
                                                                  --------------
             CONTAINERS/PACKAGING
    11,225   SIG Holding AG (Registered)                               2,386,915
                                                                  --------------
             INDUSTRIAL SPECIALTIES
     1,420   SIA Abrasives Holding AG                                    338,489
                                                                  --------------
             MISCELLANEOUS MANUFACTURING
     5,008   Kaba Holding AG
              (Registered B Shares)                                    1,346,134
                                                                  --------------
             PHARMACEUTICALS: MAJOR
     5,248   Galenica Holding AG
              (Registered)                                               864,217
                                                                  --------------
             PUBLISHING: BOOKS/MAGAZINES
     2,659   Edipresse S.A.
              (Bearer Shares)                                     $    1,334,568
                                                                  --------------
             SPECIALTY STORES
     2,522   Valora Holding AG*                                          553,673
                                                                  --------------
             TOTAL SWITZERLAND                                         9,538,048
                                                                  --------------
             UNITED KINGDOM (15.2%)
             BROADCASTING
    99,041   GCAP Media PLC                                              536,904
                                                                  --------------
             BUILDING PRODUCTS
    56,361   SIG PLC                                                     588,475
                                                                  --------------
             CASINO/GAMING
   126,253   William Hill PLC                                          1,133,631
                                                                  --------------
             CHEMICALS: SPECIALTY
   123,151   British Vita PLC                                            798,818
                                                                  --------------
             COMMERCIAL PRINTING/FORMS
    82,796   De La Rue PLC                                               569,068
   136,862   DX Services PLC                                             858,769
                                                                  --------------
                                                                       1,427,837
                                                                  --------------
             ENGINEERING & CONSTRUCTION
   111,635   Keller Group PLC                                            553,710
                                                                  --------------
             FINANCE/RENTAL/LEASING
   299,468   Cattles PLC                                               1,730,579
                                                                  --------------
             FOOD: SPECIALTY/CANDY
   304,721   Devro PLC                                                   678,041
                                                                  --------------
             HOUSEHOLD/PERSONAL CARE
   153,619   SSL International PLC                                       779,025
                                                                  --------------
             INDUSTRIAL MACHINERY
   295,875   Fki PLC                                                     518,485
   165,052   Rotork PLC                                                1,485,088
   107,936   Spirax-Sarco Engineering PLC                              1,390,687
                                                                  --------------
                                                                       3,394,260
                                                                  --------------
             OTHER TRANSPORTATION
   567,689   Stagecoach Group PLC                                      1,138,334
                                                                  --------------
             PROPERTY - CASUALTY INSURERS
   100,515   Catlin Group Ltd.                                           723,242
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             RESTAURANTS
   218,887   Luminar PLC                                          $    2,052,416
                                                                  --------------
             TRUCKING
   326,337   Wincanton PLC                                             1,502,526
                                                                  --------------
             TOTAL UNITED KINGDOM                                     17,037,798
                                                                  --------------
             TOTAL COMMON STOCKS
             (COST $88,467,942)                                      109,693,206
                                                                  --------------
             PREFERRED STOCKS (a) (1.6%)

             GERMANY (1.6%)
             APPAREL/FOOTWEAR
    31,045   Hugo Boss AG                                                942,768
                                                                  --------------
             INDUSTRIAL MACHINERY
    42,032   Sartorius AG                                                809,636
                                                                  --------------
             TOTAL PREFERRED STOCKS
             (COST $827,023)                                           1,752,404
                                                                  --------------

TOTAL INVESTMENTS
 (COST $89,294,965) (b)                           99.7%              111,445,610
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                       0.3                   363,404
                                                 -----            --------------
NET ASSETS                                       100.0%           $  111,809,014
                                                 =====            ==============

----------
      *   NON-INCOME PRODUCING SECURITY.
      WI  SECURITY RECEIVED ON A WHEN-ISSUED BASIS.
     (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $111,445,610 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $91,310,337. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $24,953,464 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $4,818,191, RESULTING IN NET UNREALIZED APPRECIATION OF $20,135,273.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

SUMMARY OF INVESTMENTS - MAY 31, 2005

                                                        PERCENT OF
INDUSTRY                                  VALUE         NET ASSETS
------------------------------------------------------------------
Food: Specialty/Candy                 $    8,153,468       7.3%
Industrial Machinery                       7,127,265       6.4
Finance/Rental/Leasing                     5,913,132       5.3
Publishing: Newspapers                     5,395,777       4.8
Beverages: Alcoholic                       4,898,482       4.4
Building Products                          3,883,944       3.5
Construction Materials                     3,753,834       3.3
Medical Specialties                        3,449,148       3.1
Restaurants                                3,421,121       3.0
Miscellaneous Commercial
 Services                                  3,011,169       2.7
Miscellaneous Manufacturing                2,979,834       2.7
Commercial Printing/Forms                  2,967,849       2.6
Real Estate Development                    2,871,110       2.6
Other Transportation                       2,434,092       2.2
Containers/Packaging                       2,386,915       2.1
Aerospace & Defense                        2,226,705       2.0
Electronic Components                      2,183,924       1.9
Industrial Specialties                     2,109,025       1.9
Casino/Gaming                              1,983,025       1.8
Apparel/Footwear                           1,879,804       1.7
Property - Casualty Insurers               1,817,430       1.6
Packaged Software                          1,719,682       1.5
Electronics/Appliances                     1,639,486       1.5
Broadcasting                               1,627,691       1.4
Engineering & Construction                 1,580,345       1.4
Trucking                                   1,502,526       1.3
Agricultural Commodities/
 Milling                                   1,473,452       1.3
Beverages: Non-Alcoholic                   1,437,664       1.3
Electronic Production
 Equipment                                 1,400,205       1.2
Regional Banks                             1,362,763       1.2
Chemicals: Agricultural                    1,341,684       1.2
Publishing: Books/Magazines                1,334,568       1.2
Office Equipment/Supplies                  1,297,093       1.2
Pulp & Paper                               1,218,009       1.1
Investment Banks/Brokers                   1,160,891       1.0
Tobacco                                    1,142,684       1.0
Discount Stores                            1,024,380       0.9
Trucks/Construction/
 Farm Machinery                       $      970,321       0.9%
Hospital/Nursing
 Management                                  957,551       0.9
Pharmaceuticals: Major                       864,217       0.8
Chemicals: Specialty                         798,818       0.7
Semiconductors                               786,116       0.7
Financial Conglomerates                      779,428       0.7
Household/Personal Care                      779,025       0.7
Specialty Stores                             703,372       0.6
Medical Distributors                         655,291       0.6
Home Furnishings                             650,097       0.6
Multi-Line Insurance                         642,540       0.6
Metal Fabrications                           634,046       0.6
Financial Publishing/
 Services                                    624,304       0.6
Specialty Telecommunications                 621,565       0.6
Recreational Products                        614,297       0.5
Advertising/Marketing
 Services                                    594,316       0.5
Railroads                                    591,626       0.5
Movies/Entertainment                         533,787       0.5
Electrical Products                          425,651       0.4
Apparel/Footwear Retail                      413,422       0.4
Auto Parts: O.E.M.                           398,705       0.4
Food Retail                                  296,939       0.3
                                      --------------      ----
                                      $  111,445,610      99.7%
                                      ==============      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2005

ASSETS:
Investments in securities, at value (cost $89,294,965)                        $ 111,445,610
Foreign cash (cost $41,252)                                                          40,521
Receivable for:
  Investments sold                                                                  462,852
  Dividends                                                                         360,190
  Foreign withholding taxes reclaimed                                                84,332
  Shares of beneficial interest sold                                                 21,286
Prepaid expenses and other assets                                                    18,059
                                                                              -------------
    Total Assets                                                                112,432,850
                                                                              -------------
LIABILITIES:
Payable for:
  Investments purchased                                                             101,757
  Shares of beneficial interest redeemed                                             98,881
  Investment advisory fee                                                            96,258
  Distribution fee                                                                   46,549
  Administration fee                                                                  8,106
Payable to bank                                                                     155,244
Accrued expenses and other payables                                                 117,041
                                                                              -------------
    TOTAL LIABILITIES                                                               623,836
                                                                              -------------
    NET ASSETS                                                                $ 111,809,014
                                                                              =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $  79,143,457
Net unrealized appreciation                                                      22,140,365
Dividends in excess of net investment income                                        (23,072)
Accumulated undistributed net realized gain                                      10,548,264
                                                                              -------------
    NET ASSETS                                                                $ 111,809,014
                                                                              =============
CLASS A SHARES:
Net Assets                                                                    $  33,178,994
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         2,155,984
    NET ASSET VALUE PER SHARE                                                 $       15.39
                                                                              =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                           $       16.24
                                                                              =============
CLASS B SHARES:
Net Assets                                                                    $  37,970,021
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         2,594,034
    NET ASSET VALUE PER SHARE                                                 $       14.64
                                                                              =============
CLASS C SHARES:
Net Assets                                                                    $   5,469,118
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           374,200
    NET ASSET VALUE PER SHARE                                                 $       14.62
                                                                              =============
CLASS D SHARES:
Net Assets                                                                    $  35,190,881
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         2,278,079
    NET ASSET VALUE PER SHARE                                                 $       15.45
                                                                              =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MAY 31, 2005

NET INVESTMENT INCOME:
INCOME
Dividends (net of $262,854 foreign withholding tax)                           $   2,795,264
Interest                                                                             49,691
                                                                              -------------
    TOTAL INCOME                                                                  2,844,955
                                                                              -------------
EXPENSES
Investment advisory fee                                                           1,224,712
Distribution fee (Class A shares)                                                    23,593
Distribution fee (Class B shares)                                                   633,419
Distribution fee (Class C shares)                                                    50,957
Transfer agent fees and expenses                                                    235,041
Custodian fees                                                                      122,312
Professional fees                                                                    74,127
Shareholder reports and notices                                                      63,626
Administration fee                                                                   56,843
Registration fees                                                                    52,506
Trustees' fees and expenses                                                           1,403
Other                                                                                34,008
                                                                              -------------
    TOTAL EXPENSES                                                                2,572,547
                                                                              -------------
    NET INVESTMENT INCOME                                                           272,408
                                                                              -------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                      16,625,668
Foreign exchange transactions                                                       (31,332)
                                                                              -------------
    NET REALIZED GAIN                                                            16,594,336
                                                                              -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                       1,772,250
Translation of forward foreign currency contracts, other assets
and liabilities denominated in foreign currencies                                   (13,945)
                                                                              -------------
    NET APPRECIATION                                                              1,758,305
                                                                              -------------
    NET GAIN                                                                     18,352,641
                                                                              -------------
NET INCREASE                                                                  $  18,625,049
                                                                              =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              MAY 31, 2005    MAY 31, 2004
                                                                              -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                                  $     272,408   $     (52,400)
Net realized gain                                                                16,594,336      10,104,478
Net change in unrealized appreciation                                             1,758,305      19,751,160
                                                                              -------------   -------------

    NET INCREASE                                                                 18,625,049      29,803,238
                                                                              -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                                                    (50,812)             --
  Class B shares                                                                    (17,134)             --
  Class C shares                                                                    (12,387)             --
  Class D shares                                                                   (289,095)             --

Net realized gain
  Class A shares                                                                   (173,176)             --
  Class B shares                                                                 (1,536,148)             --
  Class C shares                                                                   (136,133)             --
  Class D shares                                                                   (866,678)             --
                                                                              -------------   -------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                            (3,081,563)             --
                                                                              -------------   -------------

Net increase (decrease) from transactions in shares of beneficial interest      (16,783,619)     23,544,746
                                                                              -------------   -------------

    NET INCREASE (DECREASE)                                                      (1,240,133)     53,347,984

NET ASSETS:
Beginning of period                                                             113,049,147      59,701,163
                                                                              -------------   -------------
END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
$23,072 AND ACCUMULATED NET INVESTMENT LOSS OF $77,145, RESPECTIVELY)         $ 111,809,014   $ 113,049,147
                                                                              =============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

NOTES TO FINANCIAL STATEMENTS - MAY 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Adviser, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $489,885 for the year ended May 31, 2005.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,768,276 at May 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.89%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $68,300 and $1,879, respectively and received $34,067 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2005 aggregated $37,721,434 and $52,686,141, respectively. Included in the aforementioned transactions are purchases of $10,560 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisor and Distributor, is the Fund's transfer agent. At May 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST +

Transactions in shares of beneficial interest were as follows:

                                                               FOR THE YEAR                        FOR THE YEAR
                                                                   ENDED                               ENDED
                                                               MAY 31, 2005                        MAY 31, 2004
                                                     --------------------------------    --------------------------------
                                                         SHARES            AMOUNT            SHARES            AMOUNT
                                                     --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                                        393,172    $    5,545,670         2,650,157    $   27,018,213
Conversion from Class B                                   1,714,243        27,368,927                --                --
Reinvestment of dividends and distributions                  13,820           211,178                --                --
Redeemed                                                   (270,240)       (4,049,633)       (3,071,143)      (30,720,580)
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A                        1,850,995        29,076,142          (420,986)       (3,702,367)
                                                     --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                                        828,399        11,483,642         2,046,064        23,280,878
Conversion to Class A                                    (1,801,090)      (27,368,927)               --                --
Reinvestment of dividends and distributions                  92,355         1,347,462                --                --
Redeemed                                                 (1,277,503)      (18,129,168)       (1,425,253)      (16,047,113)
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B                       (2,157,839)      (32,666,991)          620,811         7,233,765
                                                     --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                         83,487         1,139,397           314,895         3,594,710
Reinvestment of dividends and distributions                   9,477           137,891                --                --
Redeemed                                                   (100,021)       (1,437,917)         (121,747)       (1,402,403)
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C                           (7,057)         (160,629)          193,148         2,192,307
                                                     --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                                        470,165         6,662,014         2,154,346        25,402,335
Reinvestment of dividends and distributions                  64,874           994,514                --                --
Redeemed                                                 (1,440,699)      (20,688,669)         (625,341)       (7,581,294)
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D                         (905,660)      (13,032,141)        1,529,005        17,821,041
                                                     --------------    --------------    --------------    --------------
Net increase (decrease) in Fund                          (1,219,561)   $  (16,783,619)        1,921,978    $   23,544,746
                                                     ==============    ==============    ==============    ==============

----------
+ON JULY 30, 2004, THE FUND SUSPENDED THE OFFERING OF ITS SHARES TO NEW INVESTORS. THE FUND MAY RECOMMENCE OFFERING ITS SHARES TO NEW INVESTORS AT SUCH TIME AS THE INVESTMENT ADVISER DETERMINES THAT IT WOULD BE CONSISTENT WITH PRUDENT PORTFOLIO MANAGEMENT TO DO SO.

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR    FOR THE YEAR
                                                       ENDED           ENDED
                                                    MAY 31, 2005    MAY 31, 2004
                                                    ------------    ------------
Ordinary income                                     $    369,428         --
Long-term gains                                        2,712,135         --
                                                    ------------    ------------
Total distributions                                 $  3,081,563         --
                                                    ============    ============

As of May 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                       $  1,467,532
Undistributed long-term gains                         11,094,727
                                                    ------------
Net accumulated earnings                              12,562,259
Foreign tax credit pass-through                          260,214
Post-October losses                                         (257)
Temporary differences                                   (281,652)
Net unrealized appreciation                           20,124,993
                                                    ------------
Total accumulated earnings                          $ 32,665,557
                                                    ============

During the year ended May 31, 2005, the Fund utilized its net capital loss carryforward of $457,689.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, income from the mark-to-market of passive foreign investment companies ("PFICs") and foreign tax credit pass-through and permanent book/tax differences primarily attributable to equalization debits, foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $420,246, paid-in-capital was credited $269,153 and dividends in excess of net investment income was credited $151,093.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2005, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At May 31, 2005, investments in securities of issuers in Japan represented 27.4% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED MAY 31,
                                                   --------------------------------------------------------------------------
                                                      2005            2004           2003            2002            2001
                                                   -----------     -----------    -----------     -----------     -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $     13.47     $      9.12    $     10.10     $      9.96     $     11.42
                                                   -----------     -----------    -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment income (loss)++                          0.09            0.04           0.03           (0.03)          (0.01)
  Net realized and unrealized gain (loss)                 2.26            4.31          (1.01)           0.42           (1.34)
                                                   -----------     -----------    -----------     -----------     -----------
Total income (loss) from investment operations            2.35            4.35          (0.98)           0.39           (1.35)
                                                   -----------     -----------    -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                                  (0.10)              -              -               -           (0.11)
  Net realized gain                                      (0.33)              -              -           (0.25)              -
                                                   -----------     -----------    -----------     -----------     -----------
Total dividends and distributions                        (0.43)              -              -           (0.25)          (0.11)
                                                   -----------     -----------    -----------     -----------     -----------

Net asset value, end of period                     $     15.39     $     13.47    $      9.12     $     10.10     $      9.96
                                                   ===========     ===========    ===========     ===========     ===========

TOTAL RETURN+                                            17.47%          47.70%         (9.70)%          4.33%         (11.96)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  1.81%           2.03%          2.27%           2.40%           2.06%
Net investment income (loss)                              0.58%           0.32%          0.36%          (0.46)%          0.10%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $    33,179     $     4,109    $     6,623     $     1,113     $     4,917
Portfolio turnover rate                                     33%             52%            70%             62%             65%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                   --------------------------------------------------------------------------
                                                      2005            2004           2003            2002            2001
                                                   -----------     -----------    -----------     -----------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $     12.85     $      8.79    $      9.81     $      9.76     $     11.19
                                                   -----------     -----------    -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment loss++                                  (0.02)          (0.05)         (0.03)          (0.11)          (0.07)
  Net realized and unrealized gain (loss)                 2.14            4.11          (0.99)           0.41           (1.35)
                                                   -----------     -----------    -----------     -----------     -----------
Total income (loss) from investment operations            2.12            4.06          (1.02)           0.30           (1.42)
                                                   -----------     -----------    -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                                      -               -              -               -           (0.01)
  Net realized gain                                      (0.33)              -              -           (0.25)              -
                                                   -----------     -----------    -----------     -----------     -----------
Total dividends and distributions                        (0.33)              -              -           (0.25)          (0.01)
                                                   -----------     -----------    -----------     -----------     -----------

Net asset value, end of period                     $     14.64     $     12.85    $      8.79     $      9.81     $      9.76
                                                   ===========     ===========    ===========     ===========     ===========

TOTAL RETURN+                                            16.55%          46.19%        (10.40)%          3.49%         (12.74)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  2.57%           2.79%          3.03%           3.16%           2.86%
Net investment loss                                      (0.18)%         (0.44)%        (0.40)%         (1.22)%         (0.68)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $    37,970     $    61,055    $    36,299     $    42,684     $    44,681
Portfolio turnover rate                                     33%             52%            70%             62%             65%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                   --------------------------------------------------------------------------
                                                      2005            2004           2003            2002            2001
                                                   -----------     -----------    -----------     -----------     -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $     12.84     $      8.78    $      9.80     $      9.73     $     11.21
                                                   -----------     -----------    -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment loss++                                  (0.01)          (0.04)         (0.03)          (0.08)          (0.03)
  Net realized and unrealized gain (loss)                 2.15            4.10          (0.99)           0.40           (1.39)
                                                   -----------     -----------    -----------     -----------     -----------
Total income (loss) from investment operations            2.14            4.06          (1.02)           0.32           (1.42)
                                                   -----------     -----------    -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                                  (0.03)              -              -               -           (0.06)
  Net realized gain                                      (0.33)              -              -           (0.25)              -
                                                   -----------     -----------    -----------     -----------     -----------
Total dividends and distributions                        (0.36)              -              -           (0.25)          (0.06)
                                                   -----------     -----------    -----------     -----------     -----------

Net asset value, end of period                     $     14.62     $     12.84    $      8.78     $      9.80     $      9.73
                                                   ===========     ===========    ===========     ===========     ===========

TOTAL RETURN+                                            16.62%          46.24%        (10.41)%          3.71%         (12.78)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  2.46%           2.79%          3.00%           2.89%           2.86%
Net investment loss                                      (0.07)%         (0.44)%        (0.37)%         (0.95)%         (0.68)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $     5,469     $     4,896    $     1,652     $     1,511     $       979
Portfolio turnover rate                                     33%             52%            70%             62%             65%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                   --------------------------------------------------------------------------
                                                      2005            2004           2003            2002            2001
                                                   -----------     -----------    -----------     -----------     -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $     13.50     $      9.14    $     10.10     $      9.95     $     11.45
                                                   -----------     -----------    -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment income (loss)++                          0.12            0.08           0.05           (0.01)           0.07
  Net realized and unrealized gain (loss)                 2.27            4.28          (1.01)           0.41           (1.42)
                                                   -----------     -----------    -----------     -----------     -----------
Total income (loss) from investment operations            2.39            4.36          (0.96)           0.40           (1.35)
                                                   -----------     -----------    -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                                  (0.11)              -              -               -           (0.15)
  Net realized gain                                      (0.33)              -              -           (0.25)              -
                                                   -----------     -----------    -----------     -----------     -----------
Total dividends and distributions                        (0.44)              -              -           (0.25)          (0.15)
                                                   -----------     -----------    -----------     -----------     -----------

Net asset value, end of period                     $     15.45     $     13.50    $      9.14     $     10.10     $      9.95
                                                   ===========     ===========    ===========     ===========     ===========

TOTAL RETURN+                                            17.75%          47.70%         (9.50)%          4.54%         (11.92)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  1.57%           1.79%          2.03%           2.16%           1.86%
Net investment income (loss)                              0.82%           0.56%          0.60%          (0.22)%          0.32%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $    35,191     $    42,989    $    15,128     $     8,995     $     5,306
Portfolio turnover rate                                     33%             52%            70%             62%             65%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY INTERNATIONAL SMALLCAP FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International SmallCap Fund (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International SmallCap Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 19, 2005

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                   IN FUND
                                         POSITION(S)   OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE               REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Michael Bozic (64)                       Trustee      Since         Private Investor;          197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                    business
Counsel to the Independent Trustees                                 the Retail Funds (since                   organizations.
1177 Avenue of the Americas                                         April 1994) and the
New York, NY 10036                                                  Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Consultant; Director or    197            Director of Franklin
1031 N. Chartwell Court                               January 1993  Trustee of the Retail                     Covey (time management
Salt Lake City, UT 84103                                            Funds (since January                      systems), BMW Bank of
                                                                    1993) and the                             North America, Inc.
                                                                    Institutional Funds                       (industrial loan
                                                                    (since July 2003); member                 corporation), Escrow
                                                                    of the Utah Regional                      Bank USA (industrial
                                                                    Advisory Board of Pacific                 loan corporation),
                                                                    Corp.; formerly Managing                  United Space Alliance
                                                                    Director of Summit                        (joint venture between
                                                                    Ventures LLC (2000-2004);                 Lockheed Martin and
                                                                    United States Senator                     the Boeing Company)
                                                                    (R-Utah) (1974-1992) and                  and Nuskin Asia
                                                                    Chairman, Senate Banking                  Pacific (multilevel
                                                                    Committee (1980-1986),                    marketing); member of
                                                                    Mayor of Salt Lake City,                  the board of various
                                                                    Utah (1971-1974),                         civic and charitable
                                                                    Astronaut, Space Shuttle                  organizations.
                                                                    Discovery (April 12-19,
                                                                    1985), and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (71)                     Trustee      Since         Retired; Director or       197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since September                    mortgage insurance);
1177 Avenue of the Americas                                         1997) and the                             Trustee and Vice
New York, NY 10036                                                  Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated with                  History; director of
                                                                    the Allstate Companies                    various other business
                                                                    (1966-1994), most                         and charitable
                                                                    recently as Chairman of                   organizations.
                                                                    The Allstate Corporation
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                   IN FUND
                                         POSITION(S)   OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE               REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Dr. Manuel H. Johnson (56)               Trustee      Since         Senior Partner, Johnson    197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                         July 1991     Smick International,                      (home construction);
888 16th Street, NW                                                 Inc., a consulting firm;                  Director of KFX
Suite 740                                                           Chairman of the Audit                     Energy; Director of
Washington, D.C. 20006                                              Committee and Director or                 RBS Greenwich Capital
                                                                    Trustee of the Retail                     Holdings (financial
                                                                    Funds (since July 1991)                   holding company).
                                                                    and the Institutional
                                                                    Funds (since July 2003);
                                                                    Co-Chairman and a founder
                                                                    of the Group of Seven
                                                                    Council (G7C), an
                                                                    international economic
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of
                                                                    the U.S. Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &        198            Director of Electro
c/o Kearns & Associates LLC                           July 2003     Associates LLC                            Rent Corporation
PMB754                                                              (investment consulting);                  (equipment leasing),
23852 Pacific Coast Highway                                         Deputy Chairman of the                    The Ford Family
Malibu, CA 90265                                                    Audit Committee and                       Foundation, and the
                                                                    Director or Trustee of                    UCLA Foundation.
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the J.
                                                                    Paul Getty Trust.

Michael E. Nugent (69)                   Trustee      Since
c/o Triumph Capital, L.P.                             July 1991     General Partner of         197            Director of various
445 Park Avenue                                                     Triumph Capital, L.P., a                  business
New York, NY 10022                                                  private investment                        organizations.
                                                                    partnership; Chairman of
                                                                    the Insurance Committee
                                                                    and Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice President,
                                                                    Bankers Trust Company and
                                                                    BT Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite       198            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                             Chairman of the                           companies in the
Pawling, NY 12564                                                   Governance Committee and                  JPMorgan Funds complex
                                                                    Director or Trustee of                    managed by J.P. Morgan
                                                                    the Retail Funds (since                   Investment Management
                                                                    July 2003) and the                        Inc.
                                                                    Institutional Funds
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                   IN FUND
                                         POSITION(S)   OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
        INTERESTED TRUSTEE               REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -------------------------  -------------  ----------------------
Charles A. Fiumefreddo (72)              Chairman of  Since         Chairman and Director or   197            None.
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail
Harborside Financial Center,             and Trustee                Funds (since July 1991)
Plaza Two,                                                          and the Institutional
Jersey City, NJ 07311                                               Funds (since July 2003);
                                                                    formerly Chief Executive
                                                                    Officer of the Retail
                                                                    Funds (until September
                                                                    2002).

James F. Higgins (57)                    Trustee      Since         Director or Trustee of     197            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ 07311                                               (since July 2003); Senior                 the United States
                                                                    Advisor of Morgan Stanley                 (financial services).
                                                                    (since August 2000);
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President and
                                                                    Chief Operating Officer
                                                                    of the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                           TERM OF
                                      POSITION(S)         OFFICE AND
    NAME, AGE AND ADDRESS OF           HELD WITH          LENGTH OF
        EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------  -----------------  ------------------  ----------------------------------------------------------
Mitchell M. Merin (51)             President          Since May 1999      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                               Investment Management Inc.; President, Director and
New York, NY 10020                                                        Chief Executive Officer of the Investment Adviser and
                                                                          the Administrator; Chairman and Director of the
                                                                          Distributor; Chairman and Director of the Transfer
                                                                          Agent; Director of various Morgan Stanley subsidiaries;
                                                                          President of the Institutional Funds (since July 2003)
                                                                          and President of the Retail Funds (since May 1999);
                                                                          Trustee (since July 2003) and President (since December
                                                                          2002) of the Van Kampen Closed-End Funds; Trustee (since
                                                                          May 1999) and President (since October 2002) of the Van
                                                                          Kampen Open-End Funds.

Ronald E. Robison (66)             Executive Vice     Since April 2003    Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas        President and                          (since May 2003); Managing Director of Morgan Stanley &
New York, NY 10020                 Principal                              Co. Incorporated, Morgan Stanley Investment Management
                                   Executive                              Inc. and Morgan Stanley; Managing Director, Chief
                                   Officer                                Administrative Officer and Director of the Investment
                                                                          Adviser and the Administrator; Director of the Transfer
                                                                          Agent; Managing Director and Director of the
                                                                          Distributor; Executive Vice President and Principal
                                                                          Executive Officer of the Institutional Funds (since July
                                                                          2003) and the Retail Funds (since April 2003); Director
                                                                          of Morgan Stanley SICAV (since May 2004); previously,
                                                                          President and Director of the Institutional Funds (March
                                                                          2001-July 2003) and Chief Global Operations Officer and
                                                                          Managing Director of Morgan Stanley Investment
                                                                          Management Inc.

Joseph J. McAlinden (62)           Vice President     Since July 1995     Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                               Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                        Management Inc.; Chief Investment Officer of the Van
                                                                          Kampen Funds; Vice President of the Institutional Funds
                                                                          (since July 2003) and the Retail Funds (since July
                                                                          1995).

Barry Fink (50)                    Vice President     Since February      General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                           1997                (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                        Management; Managing Director (since December 2000),
                                                                          Secretary (since February 1997) and Director (since July
                                                                          1998) of the Investment Adviser and the Administrator;
                                                                          Vice President of the Retail Funds; Assistant Secretary
                                                                          of Morgan Stanley DW; Vice President of the
                                                                          Institutional Funds (since July 2003); Managing
                                                                          Director, Secretary and Director of the Distributor;
                                                                          previously Secretary (February 1997-July 2003) and
                                                                          General Counsel (February 1997-April 2004) of the Retail
                                                                          Funds; Vice President and Assistant General Counsel of
                                                                          the Investment Adviser and the Administrator (February
                                                                          1997-December 2001).

Amy R. Doberman (43)               Vice President     Since July 2004     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                               Management; Managing Director of Morgan Stanley
New York, NY 10020                                                        Investment Management Inc. and the Investment Adviser,
                                                                          Vice President of the Institutional and Retail Funds
                                                                          (since July 2004); Vice President of the Van Kampen
                                                                          Funds (since August 2004); previously, Managing Director
                                                                          and General Counsel - Americas, UBS Global Asset
                                                                          Management (July 2000 - July 2004) and General Counsel,
                                                                          Aeltus Investment Management, Inc. (January 1997 - July
                                                                          2000).

Carsten Otto (41)                  Chief Compliance   Since October       Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas        Officer            2004                Morgan Stanley Investment Management (since October
New York, NY 10020                                                        2004); Executive Director of the Investment Adviser and
                                                                          Morgan Stanley Investment Management Inc.; formerly
                                                                          Assistant Secretary and Assistant General Counsel of the
                                                                          Morgan Stanley Retail Funds.

                                                           TERM OF
                                      POSITION(S)         OFFICE AND
    NAME, AGE AND ADDRESS OF           HELD WITH          LENGTH OF
        EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------  -----------------  ------------------  ----------------------------------------------------------
Stefanie V. Chang (38)             Vice President     Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                               Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                        Investment Adviser; Vice President of the Institutional
                                                                          Funds (since December 1997) and the Retail Funds (since
                                                                          July 2003); formerly practiced law with the New York law
                                                                          firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)              Treasurer and      Treasurer since     Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust           Chief Financial    July 2003 and       Administration (since December 2001); previously, Vice
Harborside Financial Center,       Officer            Chief Financial     President of the Retail Funds (September 2002-July
Plaza Two,                                            Officer since       2003); Vice President of the Investment Adviser and the
Jersey City, NJ 07311                                 September 2002      Administrator (August 2000-November 2001) and Senior
                                                                          Manager at PricewaterhouseCoopers LLP (January
                                                                          1998-August 2000).

Thomas F. Caloia (59)              Vice President     Since July 2003     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                  Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                              the Administrator; previously Treasurer of the Retail
Plaza Two,                                                                Funds (April 1989-July 2003); formerly First Vice
Jersey City, NJ 07311                                                     President of the Investment Adviser, the Distributor and
                                                                          the Administrator.

Mary E. Mullin (38)                Secretary          Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                               Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                        Investment Adviser; Secretary of the Institutional Funds
                                                                          (since June 1999) and the Retail Funds (since July
                                                                          2003); formerly practiced law with the New York law
                                                                          firms of McDermott, Will & Emery and Skadden, Arps,
                                                                          Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

               During the fiscal year ended May 31, 2005, the Fund paid to its shareholders $0.33 per share from long-term capital gains. For such period, 100% of the Fund's ordinary income dividends paid qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

               Additionally, please note that the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.06 per share with respect to this election.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38543RPT-RA05-0056P-Y05/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                   INTERNATIONAL
                                                                   SMALLCAP FUND


                                                                   ANNUAL REPORT
                                                                    MAY 31, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)    Not applicable.

     (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

       2005

                                             REGISTRANT      COVERED ENTITIES(1)
         AUDIT FEES                          $   40,074                      N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES              $      540(2)   $         3,215,745(2)
             TAX FEES                        $    6,697(3)   $            24,000(4)
             ALL OTHER FEES                  $        -      $                 -
         TOTAL NON-AUDIT FEES                $    7,237      $         3,239,745

         TOTAL                               $   47,311      $         3,239,745

       2004

                                             REGISTRANT      COVERED ENTITIES(1)
         AUDIT FEES                          $   38,530                      N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES              $      452(2)   $         3,364,576(2)
             TAX FEES                        $    6,186(3)   $           652,431(4)
             ALL OTHER FEES                  $        -      $                 -(5)
         TOTAL NON-AUDIT FEES                $    6,638      $         4,017,007

         TOTAL                               $   45,168      $         4,017,007

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)  Not applicable.

Item 6.  Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.  Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005